Consolidated Cash Flow Statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [Abstract]
Net profit		€ 6,486	€ 5,547	€ 5,259
Taxation		1,667	1,922	1,961
Share of net profit of joint ventures/associates and other income/(loss) from non-current investments and associates		(173)	(231)	(198)
Net finance costs		877	563	493
Operating profit		8,857	7,801	7,515
Depreciation, amortisation and impairment		1,538	1,464	1,370
Changes in working capital:		(68)	51	720
Inventories		(104)	190	(129)
Trade and other receivables		(506)	142	2
Trade payables and other liabilities		542	(281)	847
Pensions and similar obligations less payments		(904)	(327)	(385)
Provisions less payments		200	65	(94)
Elimination of (profits)/losses on disposals		(298)	127	26
Non-cash charge for share-based compensation		284	198	150
Other adjustments		(153)	(81)	49
Cash flow from operating activities		9,456	9,298	9,351
Income tax paid		(2,164)	(2,251)	(2,021)
Net cash flow from operating activities		7,292	7,047	7,330
Interest received		154	105	119
Purchase of intangible assets		(158)	(232)	(334)
Purchase of property, plant and equipment		(1,509)	(1,804)	(1,867)
Disposal of property, plant and equipment		46	158	127
Acquisition of group companies, joint ventures and associates		(4,896)	(1,731)	(1,897)
Disposal of group companies, joint ventures and associates		561	30	199
Acquisition of other non-current investments		(317)	(208)	(78)
Disposal of other non-current investments		251	173	127
Dividends from joint ventures, associates and other non-current investments		138	186	176
(Purchase)/sale of financial assets		(149)	135	(111)
Net cash flow (used in)/from investing activities		(5,879)	(3,188)	(3,539)
Dividends paid on ordinary share capital		(3,916)	(3,609)	(3,331)
Interest and preference dividends paid		(470)	(472)	(579)
Net change in short-term borrowings		2,695	258	245
Additional financial liabilities		8,851	6,761	7,566
Repayment of financial liabilities		(2,604)	(5,213)	(6,270)
Capital element of finance lease rental payments		(14)	(35)	(14)
Buy back of preference shares		(448)
Repurchase of shares	[1]	(5,014)
Other movements on treasury shares		(204)	(257)	(276)
Other financing activities		(309)	(506)	(373)
Net cash flow (used in)/from financing activities		(1,433)	(3,073)	(3,032)
Net increase/(decrease) in cash and cash equivalents		(20)	786	759
Cash and cash equivalents at beginning of year		3,198	2,128	1,910
Effect of foreign exchange rate changes		(9)	284	(541)
Cash and cash equivalents at end of year		€ 3,169	€ 3,198	€ 2,128

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programme announced on 6 April 2017 (refer note 24 on page 137). At 31 December 2017 these shares have not been cancelled and are recognised as treasury shares.